Legal proceedings	6 Months Ended
Jun. 30, 2026
Legal Proceedings [Abstract]
Legal proceedings	19 Legal proceedings
ING Group and its consolidated subsidiaries are involved in governmental, regulatory, arbitration and legal proceedings and investigations in the Netherlands and in a number of foreign jurisdictions, including the U.S., involving claims by and against them which arise in the ordinary course of their businesses, including in connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and their position as employers and taxpayers. In certain of such proceedings, very large or indeterminate amounts are sought, including punitive and other damages. While it is not feasible to predict or determine the ultimate outcome of all pending or threatened governmental, regulatory, arbitration and legal proceedings and investigations, ING is of the opinion that the proceedings and investigations set out below may have or have in the recent past had a significant effect on the financial position, profitability or reputation of the ING and/or the ING and its consolidated subsidiaries.
Findings regarding AML processes:
As previously disclosed, after its September 2018 settlement with Dutch authorities concerning anti-money laundering matters, and in the context of significantly increased attention on the prevention of financial economic crime, ING has experienced heightened scrutiny by authorities in various countries. The interactions with such regulatory and judicial authorities have included, and can be expected to continue to include, onsite visits, information requests, investigations and other enquiries. Such interactions, as well as ING’s internal assessments in connection with its global enhancement programme, have in some cases resulted in satisfactory outcomes, and also have resulted in, and may continue to result in, findings, or other conclusions which may require appropriate remedial actions by ING, or may have other consequences. ING intends to continue to work in close cooperation with authorities as it seeks to improve its management of non-financial risks in terms of policies, tooling, monitoring, governance, knowledge and behaviour.
In January 2022, a Luxembourg investigating judge informed ING Luxembourg that he intends to instruct the relevant prosecutor to prepare a criminal indictment regarding alleged shortcomings in the AML process at ING
Luxembourg. In November 2024, a Luxembourg Court decided to refer the case to the ‘Tribunal Correctionnel’ for alleged shortcomings in a limited number of individual client files. ING Luxembourg filed an appeal against this procedural decision. In December 2025, the Court of Appeal upheld the first decision without making any substantive changes, as a result of which the case can now be heard before the Tribunal Correctionnel. It is currently not possible to determine how this matter will be resolved or the timing of any such resolution, ING does not expect the outcome of this matter to have a material financial effect.
ING continues to take steps to enhance its management of compliance risks and embed stronger awareness across the whole organisation. These steps are part of the global KYC programme and set of initiatives, which includes enhancing KYC files and working on various structural improvements in compliance policies, tooling, monitoring, governance, knowledge and behaviour.
Litigation by investors: In February and March 2024, ING and certain (former) board members were served with a writ of summons for litigation in The Netherlands on behalf of investors who claim to have suffered financial losses in connection with ING’s disclosures on historic shortcomings in its financial economic crime policies, related risk management and control systems, the investigation by and settlement with the Dutch authorities in 2018 and related risks for ING. ING does not agree with the allegations and will defend itself against these and the claimed damages of EUR 587 million. In November 2025, the Amsterdam district court rejected all claims by the investors.
In February 2026, the investors filed an appeal with the Amsterdam court of appeal against ING only, dropping the claim against the (former) board members. ING is defending itself in these appeal proceedings which are still in the initial stages. Separately, but relating to the same matters, in July 2024 another group of investors claiming to have suffered financial losses requested disclosure of certain ING documents and to question witnesses. The court issued a decision on the request in May 2025 where it rejected the entirety of the request made by these investors. These investors may decide to pursue further legal action. ING follows IFRS rules for taking legal provisions and would disclose material amounts in this regard if and when applicable - which currently is not the case.
Tax cases: Because of the geographic spread of its business, ING may be subject to tax audits, investigations and procedures in numerous jurisdictions at any point in time. Although ING believes that it has adequately provided for all its tax positions, the ultimate resolution of these audits, investigations and procedures is uncertain and may result in liabilities which are materially different from the amounts recognised.
Litigation regarding products of a former subsidiary in Mexico:
Proceedings in which ING is involved include complaints and lawsuits concerning the performance of certain interest sensitive products that were sold by a former subsidiary of ING in Mexico.
Claims regarding accounts with predecessors of ING Bank Türkiye:
ING Bank Türkiye has received numerous claims from (former) customers of legal predecessors of ING Bank
Türkiye. The claims are based on offshore accounts held with these banks, which banks were seized by the Savings
Deposit Insurance Fund (“SDIF”) prior to the acquisition of ING Bank Türkiye in 2007 from OYAK. Pursuant to the acquisition contract, ING Bank Türkiye can claim compensation from SDIF if a court orders ING Bank Türkiye to pay amounts to the offshore account holders. SDIF has made payments to ING Bank Türkiye pursuant to such compensation requests, but filed various lawsuits to receive those amounts back. In April 2022, the Turkish
Supreme Court decided that the prescription period for the offshore account holders’ compensation claims starts on the transfer date of the account holders to the offshore accounts.
In 2024 SDIF initiated enforcement procedures against ING Bank Türkiye, based on the decision in April 2022 by the
Turkish Supreme Court referred to above. SDIF alleges that this decision means that ING Bank Türkiye has to return certain payments made by SDIF regarding the offshore depositors' receivables cases, as the statute of limitations had already expired.
Additionally, ING Bank Türkiye has initiated enforcement proceedings against SDIF regarding accumulated receivables that SDIF has either partially or completely failed to pay.
As of July 2026, eight lawsuits have been finalized in favour of ING Bank Türkiye with the Turkish Supreme Court’s verdict, which are likely to be precedent decisions for the other files. At this moment it is not possible to assess the outcome of these procedures nor to provide an estimate of the (potential) financial effect of these claims.
Mortgage expenses claims: Since 2017, ING Spain has faced claims and litigation regarding reimbursement of mortgage formalisation expenses. Courts have generally declared the relevant expense clauses null and ordered reimbursement of all or part of the costs. Between 2018 and 2024, the Spanish Supreme Court and the CJEU have clarified the allocation of notary, registration, agency, stamp duty and valuation costs, as well as the limitation period for exercising these claims, establishing that the 5 year period only begins when the specific clause is declared null by the Court, unless the bank can prove the customer previously was aware of the clause's unfairness.
Related to the same matter, ING Spain was also involved in three class actions alongside other Spanish banks. One was settled, one was withdrawn by the claimant association, and in the third case the National Court ruled that consumers cannot seek compensation as intended by the association. This decision has been appealed before the
Supreme Court and is not yet final.
A provision has been established and is adjusted as appropriate.
Claims regarding mortgage loans in Swiss franc in Poland:
ING Poland is a defendant in several lawsuits concerning Swiss franc mortgage loans, where customers allege unfair exchange rate clauses. In October 2021, ING Poland began offering settlements to borrowers in accordance with a proposal from the Polish Financial Supervision Authority.
In 2023, the CJEU ruled that banks cannot claim remuneration after a Swiss franc loan agreement is declared invalid, while consumers may seek reimbursement of payments and interest. In April 2024, the Polish Supreme
Court confirmed that if the exchange rate mechanism is invalid, the entire agreement, may be unenforceable. ING has recorded a portfolio provision.
In June 2025, the CJEU questioned the compatibility of the widely applied two-claims theory with EU law, indicating that both parties’ claims should be considered in a single proceeding under the balance theory. In
January 2026, the CJEU confirmed that banks may use set-off in Swiss franc disputes, enabling both parties'
claims to be resolved in a single proceeding.
In the second quarter of 2026 the CJEU issued several judgments in Polish cases concerning Swiss franc loans. All these judgments were favorable to the banks and confirmed that consumer protection cannot lead to depriving banks of the right to recover the capital paid out. The Court has consistently confirmed that the settlement of the consequences of the invalidity of a contract should take into account the rights of both parties, and consumer protection cannot lead to a disproportionate and unfair result.
Certain Consumer Credit Products:
In October 2021, ING announced that it would offer compensation to its Dutch retail customers in connection with certain revolving consumer loans with variable interest rates that allegedly did not sufficiently follow market rates.
This announcement was made in response to several rulings by the Dutch Institute for Financial Disputes (Kifid)
regarding similar products at other banks. ING has recognized a provision of EUR 180 million in 2021 for compensation and costs in connection with this matter. On 22 December 2021, ING announced that it reached an agreement with the Dutch Consumers’ Association (Consumentenbond) on the compensation methodology for revolving credits. Based on a Kifid ruling regarding similar products, ING has amended its previously announced compensation scheme by also compensating interest on interest. In the third quarter of 2022, ING increased its provision for this matter by EUR 75 million . In the fourth quarter of 2022, ING and the Dutch Consumers’
Association reached an agreement on the compensation of customers who have had an overdraft facility or a revolving credit card with a variable interest rate. ING has started compensating such customers in line with Kifid rulings about revolving credits including ‘interest-on-interest’-effect in these cases. Timelines for compensation vary depending on customer and product segmentation and are dependent on the availability of data. In 2024 the compensation process was expedited. ING substantially finalized the compensation process in the first half of
2025, with a spill-over to the third quarter of 2025 for after-care in individual cases. ING has reached out to its customers with respect to the Kifid ruling, to also compensate amounts under EUR 50. Kifid confirmed ING’s calculation methodology in relation to older consumer credits, where there is no relevant data available to determine the start delta and in relation to the interest-on-interest effect. The compensation process is still ongoing.
Climate litigation: In January 2024, Friends of the Earth Netherlands (Milieudefensie) announced that it holds ING liable for alleged contribution to climate change and threatened to initiate legal proceedings against ING. In March
2025, Milieudefensie started legal proceedings at the Court in Amsterdam against ING, by serving the writ of summons. ING will defend its science-based climate approach in court and submitted its statement of defence in
February 2026.
Russian claims: Several ING entities have received claims from, and are involved in litigation with, certain Russia-
linked entities. They claim the payment of principal or interest or other amounts that they have not received pursuant to sanctions. Claims are also made related to the settlement of contracts that have been terminated after sanctions were imposed. In at least one case, the claimant seized assets in Russia of ING entities. ING does not agree with these claims, as they do not comply with the underlying contracts or applicable laws, including sanctions. ING follows IFRS rules for taking legal provisions and would disclose material amounts in that regard if and when applicable which currently is not the case.